FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

                     Franklin Templeton International Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

           One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.



Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund ..................................    3

Templeton Global Long-Short Fund ..........................................    8

Notes to Statements of Investments ........................................   13

                                    [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1
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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

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    TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 INDUSTRY                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.2%
    AUSTRALIA 3.8%
    Billabong International Ltd. ........................         Textiles Apparel & Luxury Goods            242,184   $  2,711,946
    Downer EDI Ltd. .....................................         Commercial Services & Supplies           1,070,938      6,000,175
    PaperlinX Ltd. ......................................             Paper & Forest Products              2,106,673      5,478,307
                                                                                                                       -------------
                                                                                                                         14,190,428
                                                                                                                       -------------
    AUSTRIA 0.5%
    Wienerberger AG .....................................                Building Products                    39,887      1,758,878
                                                                                                                       -------------
    BELGIUM 1.4%
    Barco NV ............................................       Electronic Equipment & Instruments            63,220      5,340,432
                                                                                                                       -------------
    CANADA 10.6%
    CAE Inc. ............................................               Aerospace & Defense                  488,427      4,074,872
    Domtar Inc. .........................................             Paper & Forest Products                515,600      2,716,782
    Doral Industries Inc., B ............................               Household Durables                     6,000        158,934
  a GSI Group Inc. ......................................       Electronic Equipment & Instruments           416,230      5,535,859
    Legacy Hotels .......................................                   Real Estate                      369,270      2,675,400
    Linamar Corp. .......................................                 Auto Components                    242,179      2,584,065
    MDS Inc. ............................................        Health Care Providers & Services            322,319      6,190,495
    North West Company Fund .............................         Diversified Financial Services             171,698      5,654,408
  a Open Text Corp. .....................................          Internet Software & Services              252,256      4,175,837
    Quebecor World Inc. .................................         Commercial Services & Supplies             144,924      1,769,073
    Transcontinental Inc., A ............................         Commercial Services & Supplies             171,652      2,833,984
    Transcontinental Inc., B ............................         Commercial Services & Supplies              99,451      1,659,409
                                                                                                                       -------------
                                                                                                                         40,029,118
                                                                                                                       -------------
    CHINA 6.3%
    BYD Co. Ltd., H .....................................              Electrical Equipment                   12,929         26,666
    China Oilfield Services Ltd. ........................           Energy Equipment & Services            9,354,293      4,732,917
  a China Pharmaceutical Group Ltd. .....................                 Pharmaceuticals                  4,538,911        760,630
    China Resources Power Co. Ltd. ......................  Independent Power Producers & Energy Traders    4,724,883      3,045,364
    Chitaly Holdings Ltd. ...............................               Household Durables                    18,896          9,073
  b Chitaly Holdings Ltd., 144A .........................               Household Durables                 3,550,375      1,704,821
    People's Food Holdings Ltd. .........................                  Food Products                   9,631,101      6,885,718
    TCL Multimedia Technology Holdings Ltd. .............               Household Durables                17,035,356      2,679,102
    Travelsky Technology Ltd., H ........................                   IT Services                    1,886,075      1,920,721
    Weiqiao Textile Co. Ltd. ............................         Textiles Apparel & Luxury Goods          1,297,578      1,990,484
                                                                                                                       -------------
                                                                                                                         23,755,496
                                                                                                                       -------------
    DENMARK 2.1%
  a Vestas Wind Systems AS ..............................              Electrical Equipment                  332,480      6,550,477
a,b Vestas Wind Systems AS, 144A ........................              Electrical Equipment                   61,995      1,221,417
                                                                                                                       -------------
                                                                                                                          7,771,894
                                                                                                                       -------------


                                         Quarterly Statements of Investments | 3

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      FINLAND 2.9%
      Amer Sports OYJ ...................................          Leisure Equipment & Products              210,286   $  4,053,691
      Huhtamaki OYJ .....................................             Containers & Packaging                 165,337      2,891,798
      KCI Konecranes OYJ ................................                    Machinery                        11,987        657,818
      Metso OYJ .........................................                    Machinery                       102,130      3,345,409
                                                                                                                       -------------
                                                                                                                         10,948,716
                                                                                                                       -------------
      GERMANY 2.6%
      Celesio AG ........................................        Health Care Providers & Services             25,514      2,372,651
    a Jenoptik AG .......................................    Semiconductors & Semiconductor Equipment        382,195      3,405,070
      Vossloh AG ........................................                    Machinery                        78,536      4,103,679
                                                                                                                       -------------
                                                                                                                          9,881,400
                                                                                                                       -------------
      HONG KONG 6.3%
      Asia Satellite Telecommunications Holdings Ltd. ...     Diversified Telecommunication Services       1,012,902      1,638,662
      Dah Sing Financial Group ..........................                Commercial Banks                    385,669      2,697,073
      Fountain Set Holdings Ltd. ........................         Textiles Apparel & Luxury Goods          7,402,566      3,482,999
      Giordano International Ltd. .......................                Specialty Retail                  6,075,910      3,446,214
      Hung Hing Printing Group Ltd. .....................             Containers & Packaging               1,400,260        884,470
      Lerado Group Holdings Co. Ltd. ....................          Leisure Equipment & Products            9,098,706        727,193
      Ngai Lik Industrial Holding Ltd. ..................               Household Durables                 9,393,818      1,489,448
      Techtronic Industries Co. Ltd. ....................               Household Durables                 1,221,250      2,361,424
      Texwinca Holdings Ltd. ............................         Textiles Apparel & Luxury Goods          3,748,808      2,802,847
      Wing Lung Bank Ltd. ...............................                Commercial Banks                          1              8
      Yue Yuen Industrial Holdings Ltd. .................         Textiles Apparel & Luxury Goods          1,394,045      4,321,854
                                                                                                                       -------------
                                                                                                                         23,852,192
                                                                                                                       -------------
      INDIA 1.9%
      Housing Development Finance Corp. Ltd. ............           Thrifts & Mortgage Finance               231,250      7,054,639
                                                                                                                       -------------
      INDONESIA 1.1%
      PT Astra International Tbk ........................                   Automobiles                    3,890,744      4,318,435
                                                                                                                       -------------
      JAPAN 6.1%
      Hokuetsu Paper Mills Ltd. .........................             Paper & Forest Products                473,384      2,417,263
      Japan Airport Terminal Co. Ltd. ...................          Transportation Infrastructure              48,749        433,029
      MEITEC Corp. ......................................         Commercial Services & Supplies             145,248      5,076,653
      Nichii Gakkan Co. .................................        Health Care Providers & Services            156,600      4,151,792
      Sohgo Security Services Co. Ltd. ..................         Commercial Services & Supplies             397,901      5,888,548
      Tenma Corp. .......................................               Household Durables                   160,214      2,888,646
      Tokyo Individualized Educational Institute Inc. ...          Diversified Consumer Services             179,757      2,024,287
                                                                                                                       -------------
                                                                                                                         22,880,218
                                                                                                                       -------------
      LUXEMBOURG 0.2%
    a Thiel Logistik AG .................................                   IT Services                      240,287        858,647
                                                                                                                       -------------
      MEXICO 0.6%
      Grupo Aeroportuario del Sureste SA de CV, ADR .....          Transportation Infrastructure              75,947      2,369,546
                                                                                                                       -------------
      NETHERLANDS 7.2%
      Aalberts Industries NV ............................            Industrial Conglomerates                 71,154      4,575,011
      Arcadis NV ........................................           Construction & Engineering                71,841      2,513,045
    a Draka Holding NV ..................................              Electrical Equipment                   96,368      1,714,790


4| Quarterly Statements of Investments

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 INDUSTRY                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    NETHERLANDS (CONT.)
    Oce NV ..............................................               Office Electronics                   159,071   $  2,807,338
    OPG Groep NV ........................................        Health Care Providers & Services             72,525      5,535,853
    SBM Offshore NV .....................................           Energy Equipment & Services               22,078      2,239,356
    Vedior NV ...........................................         Commercial Services & Supplies             495,442      7,997,017
                                                                                                                       -------------
                                                                                                                         27,382,410
                                                                                                                       -------------
    NORWAY 0.9%
    Prosafe ASA .........................................           Energy Equipment & Services               72,122      3,393,926
                                                                                                                       -------------
    PHILIPPINES 0.9%
    Philippine Long Distance Telephone Co. ..............     Diversified Telecommunication Services          99,038      3,527,225
                                                                                                                       -------------
    RUSSIA 0.4%
a,b Pyaterochka Holding NV, GDR, 144A ...................            Food & Staples Retailing                101,942      1,605,587
                                                                                                                       -------------
    SINGAPORE 2.0%
    Huan Hsin Holdings Ltd. .............................       Electronic Equipment & Instruments         2,700,075      1,090,015
    Osim International Ltd. .............................                Specialty Retail                  2,010,686      1,858,878
    Venture Corp. Ltd. ..................................       Electronic Equipment & Instruments           567,862      4,689,892
                                                                                                                       -------------
                                                                                                                          7,638,785
                                                                                                                       -------------
    SOUTH KOREA 7.1%
    Bank of Pusan .......................................                Commercial Banks                    526,775      6,750,219
    Dae Duck Electronics Co. Ltd. .......................       Electronic Equipment & Instruments           599,863      5,936,948
    Daegu Bank Co. Ltd. .................................                Commercial Banks                    467,395      7,377,077
    Halla Climate Control Corp. .........................                 Auto Components                    649,160      6,830,629
                                                                                                                       -------------
                                                                                                                         26,894,873
                                                                                                                       -------------
    SWEDEN 1.6%
    D. Carnegie & Co. AB ................................                 Capital Markets                    363,735      6,059,057
                                                                                                                       -------------
    SWITZERLAND 4.2%
    Gurit Heberlein AG, Br. .............................                    Chemicals                         3,009      3,137,145
  a Kuoni Reisen Holding AG, B ..........................          Hotels, Restaurants & Leisure               5,430      2,539,705
    SIG Holding AG ......................................                    Machinery                        14,560      3,367,972
    Verwaltungs-und Privat-Bank AG ......................                 Capital Markets                     24,232      4,469,051
    Vontobel Holding AG .................................                 Capital Markets                     70,408      2,533,157
                                                                                                                       -------------
                                                                                                                         16,047,030
                                                                                                                       -------------
    TAIWAN 10.1%
    AcBel Polytech Inc. .................................              Electrical Equipment                9,991,608      4,893,297
    D-Link Corp. ........................................            Communications Equipment              9,443,600     11,189,003
    Fu Sheng Industrial Co. Ltd. ........................            Industrial Conglomerates              4,505,760      5,913,621
    Giant Manufacturing Co. Ltd. ........................          Leisure Equipment & Products            3,690,000      7,224,037
    KYE Systems Corp. ...................................             Computers & Peripherals              4,276,917      3,474,064
    Taiwan Fu Hsing .....................................                Building Products                 5,029,980      5,543,604
                                                                                                                       -------------
                                                                                                                         38,237,626
                                                                                                                       -------------


                                         Quarterly Statements of Investments | 5

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                                 INDUSTRY                       SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    THAILAND 2.7%
    BEC World Public Co. Ltd., fgn.                                            Media                       5,445,366   $  1,888,372
    Glow Energy Public Co. Ltd., fgn. ...................   Independent Power Producers & Energy Traders   1,724,209      1,076,274
  b Glow Energy Public Co. Ltd., fgn., 144A .............   Independent Power Producers & Energy Traders   3,863,345      2,411,552
  a Total Access Communication Public Co. Ltd. ..........       Wireless Telecommunication Services        1,431,090      4,865,706
                                                                                                                       -------------
                                                                                                                         10,241,904
                                                                                                                       -------------
    UNITED KINGDOM 9.7%
  a Avis Europe PLC .....................................                   Road & Rail                       19,902         27,088
    Bodycote International PLC ..........................                    Machinery                     1,426,616      5,996,580
    Burberry Group PLC ..................................         Textiles Apparel & Luxury Goods            418,326      3,207,871
  a Cambridge Antibody Technology Group PLC .............                  Biotechnology                     337,743      4,104,231
    DS Smith PLC ........................................              Containers & Packaging                791,812      2,578,089
    DX Services PLC .....................................             Air Freight & Logistics              1,143,750      5,845,422
    Electrocomponents PLC ...............................        Electronic Equipment & Instruments          119,938        640,181
    Game Group PLC ......................................                 Specialty Retail                 4,632,518      6,902,822
    John Wood Group PLC .................................           Energy Equipment & Services              950,519      4,126,438
    Yule Catto & Company PLC ............................                    Chemicals                       707,977      3,224,660
                                                                                                                       -------------
                                                                                                                         36,653,382
                                                                                                                       -------------
    TOTAL COMMON STOCKS
     (COST $249,221,889) ................................                                                               352,691,844
                                                                                                                       -------------
    PREFERRED STOCKS 1.7%
    BRAZIL 0.8%
    Aracruz Celulose SA, ADR, pfd. ......................             Paper & Forest Products                 79,842      3,133,000
                                                                                                                       -------------
    GERMANY 0.9%
    Hugo Boss AG, pfd. ..................................         Textiles Apparel & Luxury Goods             83,366      3,395,475
                                                                                                                       -------------
    TOTAL PREFERRED STOCKS
     (COST $2,661,715) ..................................                                                                 6,528,475
                                                                                                                       -------------


6 | Quarterly Statements of Investments

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRINCIPAL
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                               AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $13,443,379) 3.6%
    U.S. GOVERNMENT AND AGENCY SECURITIES
  c Federal Home Loan Bank, 2/01/06 .....................                                               $ 13,445,000   $ 13,445,000
                                                                                                                       -------------
    TOTAL INVESTMENTS (COST $265,326,983) 98.5% .........                                                               372,665,319
    OTHER ASSETS, LESS LIABILITIES 1.5% .................                                                                 5,836,667
                                                                                                                       -------------
    NET ASSETS 100.0% ...................................                                                              $378,501,986
                                                                                                                       =============

See Selected Portfolio Abbreviations on Page 12.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $6,943,377, representing 1.83% of net assets.

c The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

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                                                                                                           SHARES/
    TEMPLETON GLOBAL LONG-SHORT FUND                                         INDUSTRY                     CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OPTIONS 95.6%
    CANADA 2.6%
    CAE Inc. ............................................               Aerospace & Defense                  248,253   $  2,071,137
    MDS Inc. ............................................         Health Care Providers & Services            72,863      1,399,415
                                                                                                                       -------------
                                                                                                                          3,470,552
                                                                                                                       -------------
    FINLAND 2.9%
    Stora Enso OYJ, R ...................................             Paper & Forest Products                142,950      1,982,471
    UPM-Kymmene OYJ .....................................             Paper & Forest Products                 97,220      1,986,372
                                                                                                                       -------------
                                                                                                                          3,968,843
                                                                                                                       -------------
    FRANCE 1.5%
    France Telecom SA ...................................      Diversified Telecommunication Services         87,310      1,986,584
                                                                                                                       -------------
    GERMANY 6.8%
    Bayerische Motoren Werke AG .........................                   Automobiles                       27,690      1,253,342
    Muenchener Rueckversicherungs-
     Gesellschaft AG ....................................                    Insurance                        27,640      3,755,926
    Siemens AG ..........................................             Industrial Conglomerates                46,520      4,249,752
                                                                                                                       -------------
                                                                                                                          9,259,020
                                                                                                                       -------------
    HONG KONG 3.5%
    Cheung Kong (Holdings) Ltd. .........................                   Real Estate                      308,720      3,313,044
    Texwinca Holdings Ltd. ..............................         Textiles Apparel & Luxury Goods          1,840,000      1,375,701
                                                                                                                       -------------
                                                                                                                          4,688,745
                                                                                                                       -------------
    INDIA 1.2%
    Satyam Computer Services Ltd. .......................                   IT Services                       92,580      1,573,702
                                                                                                                       -------------
    ISRAEL 0.8%
  a Check Point Software Technologies Ltd. ..............                     Software                        49,536      1,071,959
                                                                                                                       -------------
    ITALY 3.5%
    Eni SpA .............................................           Oil, Gas & Consumable Fuels               78,758      2,381,673
    UniCredito Italiano SpA .............................                 Commercial Banks                   324,590      2,317,822
                                                                                                                       -------------
                                                                                                                          4,699,495
                                                                                                                       -------------
    JAPAN 8.8%
    Fuji Photo Film Co. Ltd. ............................           Leisure Equipment & Products              62,900      2,155,560
    Konica Minolta Holdings Ltd. ........................                Office Electronics                  171,000      1,916,926
    Olympus Corp. .......................................         Health Care Equipment & Supplies           105,000      2,774,818
    Sohgo Security Services Co. Ltd. ....................          Commercial Services & Supplies            141,900      2,099,982
    SONY Corp. ..........................................                Household Durables                   33,102      1,608,469
    Takeda Pharmaceutical Co. Ltd. ......................                 Pharmaceuticals                     23,830      1,348,887
                                                                                                                       -------------
                                                                                                                         11,904,642
                                                                                                                       -------------
    NETHERLANDS 1.0%
    VNU NV ..............................................                      Media                          39,850      1,335,372
                                                                                                                       -------------
    NORWAY 1.4%
    Telenor ASA .........................................      Diversified Telecommunication Services        191,480      1,921,608
  b Telenor ASA, 144A ...................................      Diversified Telecommunication Services          1,690         16,960
                                                                                                                       -------------
                                                                                                                          1,938,568
                                                                                                                       -------------


8 | Quarterly Statements of Investments

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES/
    TEMPLETON GLOBAL LONG-SHORT FUND                                         INDUSTRY                     CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OPTIONS (CONT.)
    SOUTH KOREA 7.9%
    Halla Climate Control Corp. .........................                 Auto Components                    109,130   $  1,148,294
    Hana Financial Group Inc. ...........................                Commercial Banks                     40,178      1,979,862
  b Hana Financial Group Inc., 144A .....................                Commercial Banks                      8,444        416,080
    LG Electronics Inc. .................................               Household Durables                    21,720      1,889,443
    Samsung Electronics Co. Ltd. ........................    Semiconductors & Semiconductor Equipment          3,620      2,790,795
    Shinhan Financial Group Co. Ltd. ....................                Commercial Banks                     56,420      2,412,869
                                                                                                                       -------------
                                                                                                                         10,637,343
                                                                                                                       -------------
    SWEDEN 1.5%
    Securitas AB, B .....................................         Commercial Services & Supplies             114,360      2,085,707
                                                                                                                       -------------
    TAIWAN 3.8%
    Compal Electronics Inc., GDR, Reg S .................             Computers & Peripherals                229,139      1,118,198
    D-Link Corp. ........................................            Communications Equipment              1,703,600      2,018,466
    Giant Manufacturing Co. Ltd. ........................          Leisure Equipment & Products              671,000      1,313,639
    Mega Financial Holding Co. Ltd. .....................                Commercial Banks                  1,044,000        704,698
                                                                                                                       -------------
                                                                                                                          5,155,001
                                                                                                                       -------------
    THAILAND 0.4%
    BEC World Public Co. Ltd., fgn. .....................                      Media                       1,548,500        536,997
                                                                                                                       -------------
    UNITED KINGDOM 19.5%
    BAE Systems PLC .....................................               Aerospace & Defense                  444,614      3,298,708
    Boots Group PLC .....................................            Food & Staples Retailing                133,096      1,507,260
    BP PLC ..............................................           Oil, Gas & Consumable Fuels              238,649      2,870,325
    British Sky Broadcasting Group PLC ..................                      Media                         287,452      2,485,572
    Compass Group PLC ...................................          Hotels, Restaurants & Leisure             799,920      3,155,985
    GlaxoSmithKline PLC .................................                 Pharmaceuticals                    106,343      2,720,774
    Pearson PLC .........................................                      Media                         168,339      2,180,423
    Royal Bank of Scotland Group PLC ....................                Commercial Banks                     65,240      2,019,705
    Royal Dutch Shell PLC, B ............................           Oil, Gas & Consumable Fuels               77,791      2,787,492
    Vodafone Group PLC ..................................       Wireless Telecommunication Services        1,267,667      2,661,411
    William Morrison Supermarkets PLC ...................            Food & Staples Retailing                221,030        735,390
                                                                                                                       -------------
                                                                                                                         26,423,045
                                                                                                                       -------------
    UNITED STATES 28.5%
    American International Group Inc. ...................                    Insurance                        50,390      3,298,529
  a BEA Systems Inc. ....................................                    Software                        186,690      1,935,975
  a BMC Software Inc. ...................................                    Software                         63,018      1,392,698
    Bristol-Myers Squibb Co. ............................                 Pharmaceuticals                     53,830      1,226,786
  a Cadence Design Systems Inc. .........................                    Software                         82,340      1,454,124
  a DIRECTV Group Inc. ..................................                      Media                         161,090      2,227,875
    El Paso Corp. .......................................                  Gas Utilities                     176,050      2,369,633
  a Input/Output Inc. ...................................           Energy Equipment & Services              283,980      2,234,923
    JPMorgan Chase & Co. ................................         Diversified Financial Services              83,100      3,303,225
    Liz Claiborne Inc. ..................................         Textiles Apparel & Luxury Goods             37,950      1,317,624
    Merck & Co. Inc. ....................................                 Pharmaceuticals                     36,560      1,261,320
    Merrill Lynch & Co. Inc. ............................                 Capital Markets                     39,280      2,948,750
    News Corp., A .......................................                      Media                          88,810      1,399,646
    Pfizer Inc. .........................................                 Pharmaceuticals                     54,730      1,405,466
    S & P 500 Index, Mar. 1225 Puts, 3/18/06 ............         Diversified Financial Services                 104         58,240


                                         Quarterly Statements of Investments | 9

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES/
    TEMPLETON GLOBAL LONG-SHORT FUND                                         INDUSTRY                     CONTRACTS     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OPTIONS (CONT.)
    UNITED STATES (CONT.)
  a Seitel Inc. .........................................           Energy Equipment & Services              812,410   $  2,022,901
  a Sharper Image Corp. .................................                Specialty Retail                    103,210        930,954
  a Tenet Healthcare Corp. ..............................        Health Care Providers & Services            173,970      1,264,762
    Torchmark Corp. .....................................                    Insurance                        35,910      2,014,551
    Tyco International Ltd. .............................            Industrial Conglomerates                125,290      3,263,804
  a XM Satellite Radio Holdings Inc., A .................                      Media                          46,900      1,227,843
                                                                                                                       -------------
                                                                                                                         38,559,629
                                                                                                                       -------------
    TOTAL INVESTMENTS
     (COST $109,304,885) 95.6% ..........................                                                               129,295,204
    SECURITIES SOLD SHORT (18.9)% .......................                                                               (25,631,915)
    OTHER ASSETS, LESS LIABILITIES 23.3% ................                                                                31,613,889
                                                                                                                       -------------
    NET ASSETS 100.0% ...................................                                                              $135,277,178
                                                                                                                       =============

                                                                                                           ----------
                                                                                                             SHARES
                                                                                                           ----------
    SECURITIES SOLD SHORT 18.9%
    AUSTRALIA 0.5%
    Foster's Group Ltd. .................................                    Beverages                       161,330        644,586
                                                                                                                       -------------
    DENMARK 1.6%
    Danisco AS ..........................................                  Food Products                      27,720      2,114,583
                                                                                                                       -------------
    GERMANY 1.0%
    Lanxess .............................................                    Chemicals                        44,900      1,420,008
                                                                                                                       -------------
    HONG KONG 1.0%
    Cathay Pacific Airways Ltd. .........................                    Airlines                        748,000      1,369,204
                                                                                                                       -------------
    JAPAN 1.5%
    iShares MSCI Japan Index Fund .......................         Diversified Financial Services              95,969      1,349,324
    Toto Ltd. ...........................................                Building Products                    77,000        689,229
                                                                                                                       -------------
                                                                                                                          2,038,553
                                                                                                                       -------------
    NETHERLANDS 1.7%
    Heineken NV .........................................                    Beverages                        67,090      2,360,715
                                                                                                                       -------------
    SOUTH KOREA 1.0%
    iShares MSCI South Korea Index Fund .................         Diversified Financial Services              28,851      1,398,120
                                                                                                                       -------------
    UNITED KINGDOM 1.1%
    Northern Rock PLC ...................................           Thrifts & Mortgage Finance                80,190      1,485,237
                                                                                                                       -------------


10 | Quarterly Statements of Investments

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL LONG-SHORT FUND                                             INDUSTRY                        SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SECURITIES SOLD SHORT (CONT.)
    UNITED STATES 9.5%
    Accredited Home Lenders Holding Co. .................           Thrifts & Mortgage Finance                27,430   $  1,440,898
    Anheuser-Busch Cos. Inc. ............................                    Beverages                        30,510      1,264,335
    Countrywide Financial Corp. .........................           Thrifts & Mortgage Finance                18,350        613,624
    Dillard's Inc., A ...................................                Multiline Retail                     52,810      1,367,779
    Energy Select Sector SPDR Fund ......................         Diversified Financial Services              20,099      1,158,908
    Golden West Financial Corp. .........................           Thrifts & Mortgage Finance                27,370      1,932,869
    MGM MIRAGE ..........................................          Hotels, Restaurants & Leisure              18,740        694,505
    Northrop Grumman Corp. ..............................               Aerospace & Defense                   33,970      2,110,556
    Sirius Satellite Radio Inc. .........................                      Media                         199,560      1,131,505
    Washington Mutual Inc. ..............................           Thrifts & Mortgage Finance                25,660      1,085,930
                                                                                                                       -------------
                                                                                                                         12,800,909
                                                                                                                       -------------
    SECURITIES SOLD SHORT
     (PROCEEDS $24,064,372) .............................                                                              $ 25,631,915
                                                                                                                       =============

See Selected Portfolio Abbreviations on Page 12.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $433,040, representing 0.32% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton International Trust

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt



12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton International Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton International Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two series, (the Funds).

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    ---------------------------------------
                                                       TEMPLETON         FRANKLIN TEMPLETON
                                                    FOREIGN SMALLER            GLOBAL
                                                    COMPANIES FUND         LONG-SHORT FUND
                                                    ---------------------------------------
Cost of investments ............................     $ 272,519,745          $ 109,411,458
                                                    =======================================
Unrealized appreciation ........................     $ 111,556,844          $  23,278,451
Unrealized depreciation ........................       (11,411,270)            (3,394,705)
                                                    ---------------------------------------
Net unrealized appreciation (depreciation) .....     $ 100,145,574          $  19,883,746
                                                    =======================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


13 | Quarterly Statements of Investments
                                         Quarterly Statement of Investments | 13



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date   March 22, 2006





                                   Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer